Premiums and Accounts Receivable	12 Months Ended
Dec. 31, 2014
Premiums and Accounts Receivable
Premiums and Accounts Receivable

6.Premiums and Accounts Receivable

Receivables are reported net of an allowance for uncollectible items.  A summary of such receivables is as follows:

	As of December 31,
	2014	2013
Insurance premiums receivable	$64,352	$58,872
Other receivables	17,547	16,916
Allowance for uncollectible amounts	(4,432)	(4,484)
Total	$77,467	$71,304